Contingencies, commitments and restrictions on the distribution of profits - Commitments (Details)		1 Months Ended	12 Months Ended
	Apr. 03, 2007	Feb. 28, 1998 item	Dec. 31, 2025 item	Dec. 31, 2024	Dec. 31, 2021 aircraft
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			52
Argentina | AA2000
Contingencies, commitments and restrictions on the distribution of profits
Number of airports		33	35
Concession agreement extension period	10 years
Argentina | ANSA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period					20 years
Argentina | BBL
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period			10 years
Italy | TA (SAT)
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Italy | TA (ADF)
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Brazil | ICAB
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Concession agreement extension period			5 years
Uruguay | PDS
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			7
Concession agreement extension period				10 years
Number of regional airports | aircraft					6
Uruguay | CAISA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Ecuador | TAGSA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Ecuador | ECOGAL
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			1
Armenia | AIA
Contingencies, commitments and restrictions on the distribution of profits
Number of airports			2